Summary of Significant Accounting Policies (Details 4) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Legal fees	$ 52,131		$ 52,131		$ 0
Accounting fees	5,000		5,000		0
Deferred offering costs	57,131		57,131		0
Net Loss					(9,855,019)	$ (2,907,828)
Net Loss - diluted	$ (634,359)	$ (9,084,539)	$ (5,061,338)	$ (9,917,072)	$ (9,855,019)	$ (2,907,828)
Denominator:
Weighted average common shares outstanding	36,563,020	97,545,388	54,993,582	96,366,267	96,663,470	62,254,977
Convertible notes	2,101,413	300,000	705,584	300,000	273,683	69,954
Preferred stock	50,936,620	10,019,198,547	49,690,036	10,019,019,038	10,025,957,712	10,013,019,178
Diluted	89,896,343	10,117,043,935	105,503,318	10,115,685,305	10,122,894,865	10,075,344,109
Net loss per common share:
Net loss per common share: basic					$ (0.10)	$ (0.05)
Net loss per common share: diluted					$ (0.00)	$ (0.00)